Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.7%
Aerospace & Defense – 4.6%
BAE Systems PLC	559,349	$15,497,178
Boeing Co*	40,992	8,847,303
General Electric Co	47,486	14,284,739
Howmet Aerospace Inc	46,321	9,089,570
		47,718,790
Airlines – 0.5%
Ryanair Holdings PLC	173,057	5,062,090
Banks – 8.2%
Banco Bilbao Vizcaya Argentaria SA	579,304	11,143,532
BNP Paribas SA	84,143	7,669,353
Erste Group Bank AG	116,096	11,347,589
HDFC Bank Ltd	359,963	3,856,843
JPMorgan Chase & Co	74,371	23,458,845
Natwest Group PLC	1,392,867	9,775,206
Resona Holdings Inc	456,900	4,651,697
UniCredit SpA	174,710	13,262,952
		85,166,017
Beverages – 1.3%
Constellation Brands Inc - Class A	23,644	3,184,138
Monster Beverage Corp*	96,895	6,522,002
Pernod Ricard SA	34,987	3,439,671
		13,145,811
Biotechnology – 2.5%
AbbVie Inc	29,253	6,773,240
Amgen Inc	10,450	2,948,990
Argenx SE (ADR)*	7,610	5,612,832
Ascendis Pharma A/S (ADR)*	10,990	2,184,922
Avidity Biosciences Inc*	37,482	1,633,091
United Therapeutics Corp*	2,431	1,019,099
Vaxcyte Inc*	39,919	1,437,882
Vertex Pharmaceuticals Inc*	11,983	4,693,022
		26,303,078
Building Products – 0.8%
Trane Technologies PLC	20,234	8,537,939
Capital Markets – 3.1%
Ares Management Corp - Class A	33,110	5,293,958
Bank of New York Mellon Corp	54,358	5,922,848
Blackstone Group Inc	39,793	6,798,634
LPL Financial Holdings Inc	20,283	6,747,951
Morgan Stanley	45,989	7,310,411
		32,073,802
Chemicals – 1.3%
Ecolab Inc	27,321	7,482,129
Taiyo Nippon Sanso Corp	170,000	6,024,567
		13,506,696
Communications Equipment – 0.3%
Arista Networks Inc*	21,192	3,087,886
Consumer Finance – 1.3%
Capital One Financial Corp	46,244	9,830,549
OneMain Holdings Inc	57,902	3,269,147
		13,099,696
Diversified Financial Services – 3.4%
Apollo Global Management Inc	34,438	4,589,552
Mastercard Inc - Class A	27,562	15,677,541
Visa Inc	42,572	14,533,230
		34,800,323
Electric Utilities – 0.7%
Xcel Energy Inc	89,195	7,193,577
Electrical Equipment – 0.9%
Eaton Corp PLC	24,320	9,101,760
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB - Class B	999,742	11,998,285
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One - Series C*	69,217	7,229,716

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Entertainment – (continued)
Netflix Inc*	10,672	$12,794,874
Spotify Technology SA*	7,667	5,351,566
		25,376,156
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	45,738	6,126,148
Boston Scientific Corp*	61,623	6,016,253
DexCom Inc*	24,491	1,647,999
Intuitive Surgical Inc*	6,268	2,803,238
Lantheus Holdings Inc*	9,817	503,514
		17,097,152
Health Care Providers & Services – 1.0%
McKesson Corp	6,302	4,868,547
UnitedHealth Group Inc	15,329	5,293,104
		10,161,651
Hotels, Restaurants & Leisure – 3.1%
Booking Holdings Inc	984	5,312,882
DoorDash Inc - Class A*	18,503	5,032,631
Flutter Entertainment PLC*	12,857	3,265,678
Hilton Worldwide Holdings Inc	18,768	4,869,170
McDonald's Corp	35,183	10,691,762
Royal Caribbean Cruises Ltd	7,775	2,515,834
Wingstop Inc	3,266	821,987
		32,509,944
Household Durables – 0.4%
Lennar Corp	33,977	4,282,461
Independent Power and Renewable Electricity Producers – 1.9%
RWE AG	93,978	4,173,147
Vistra Corp	78,528	15,385,206
		19,558,353
Industrial Conglomerates – 1.4%
3M Co	91,071	14,132,398
Information Technology Services – 0.3%
Snowflake Inc - Class A*	13,978	3,152,738
Insurance – 2.9%
Arthur J Gallagher & Co	26,422	8,183,950
AXA SA	96,848	4,636,581
Beazley PLC	426,330	5,214,852
Progressive Corp/The	47,846	11,815,570
		29,850,953
Interactive Media & Services – 6.2%
Alphabet Inc - Class C	127,460	31,042,883
Meta Platforms Inc - Class A	45,411	33,348,930
		64,391,813
Life Sciences Tools & Services – 0.4%
Danaher Corp	21,182	4,199,543
Machinery – 2.3%
Alstom SA*	293,642	7,714,989
Atlas Copco AB - Class A	521,343	8,881,852
Deere & Co	15,803	7,226,080
		23,822,921
Metals & Mining – 0.8%
Teck Resources Ltd	112,681	4,943,712
Vale SA	341,441	3,694,341
		8,638,053
Multiline Retail – 3.0%
Amazon.com Inc*	140,870	30,930,826
Oil, Gas & Consumable Fuels – 3.9%
Canadian Natural Resources Ltd	173,873	5,560,437
Cheniere Energy Inc	12,237	2,875,450
Chevron Corp	38,151	5,924,469
ConocoPhillips	44,212	4,182,013
EOG Resources Inc	25,646	2,875,430
Marathon Petroleum Corp	4,713	908,384
Suncor Energy Inc	110,901	4,641,663
TC Energy Corp#	162,235	8,822,366
TotalEnergies SE	67,231	4,101,981
		39,892,193
Personal Products – 1.5%
Unilever PLC	269,128	15,974,052

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Pharmaceuticals – 3.1%
AstraZeneca PLC	42,740	$6,527,710
Eli Lilly & Co	13,753	10,493,539
Johnson & Johnson	52,738	9,778,680
Roche Holding AG	16,241	5,346,428
		32,146,357
Professional Services – 0.5%
Booz Allen Hamilton Holding Corp	55,357	5,532,932
Road & Rail – 0.5%
Canadian Pacific Kansas City Ltd	67,176	5,003,803
Semiconductor & Semiconductor Equipment – 13.5%
Analog Devices Inc	16,776	4,121,863
ASML Holding NV	2,294	2,236,280
Broadcom Inc	89,344	29,475,479
Lam Research Corp	73,606	9,855,843
NVIDIA Corp	398,367	74,327,315
ON Semiconductor Corp*	57,106	2,815,897
Taiwan Semiconductor Manufacturing Co Ltd	390,000	16,972,267
		139,804,944
Software – 10.4%
Atlassian Corp - Class A*	20,869	3,332,779
Autodesk Inc*	28,737	9,128,883
Cadence Design Systems Inc*	18,626	6,542,569
Datadog Inc - Class A*	30,002	4,272,285
HubSpot Inc*	2,189	1,024,014
Intuit Inc	14,579	9,956,145
Microsoft Corp	109,848	56,895,772
Oracle Corp	25,513	7,175,276
ServiceNow Inc*	4,591	4,225,005
Synopsys Inc*	5,820	2,871,530
Workday Inc - Class A*	10,262	2,470,371
		107,894,629
Specialized Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp	32,528	6,255,785
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	71,581	7,717,147
TJX Cos Inc	79,007	11,419,672
		19,136,819
Technology Hardware, Storage & Peripherals – 2.4%
Apple Inc	98,145	24,990,661
Textiles, Apparel & Luxury Goods – 1.4%
Gildan Activewear Inc	77,719	4,492,158
LVMH Moet Hennessy Louis Vuitton SE	8,042	4,920,149
Moncler SpA	37,924	2,224,512
NIKE Inc - Class B	48,337	3,370,539
		15,007,358
Trading Companies & Distributors – 1.0%
Ferguson Enterprises Inc/DE	46,149	10,396,620
Wireless Telecommunication Services – 1.2%
T-Mobile US Inc	50,610	12,115,022
Total Common Stocks (cost $541,986,314)		1,033,051,887
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	5,430,480	5,430,480
Time Deposits – 0.2%
Royal Bank of Canada, 4.0800%, 10/1/25	$1,357,620	1,357,620
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,788,100)		6,788,100
Total Investments (total cost $548,774,414) – 100.4%		1,039,839,987
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(3,988,742)
Net Assets – 100%		$1,035,851,245

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$796,878,424	76.6%
United Kingdom	37,014,946	3.6
Canada	33,464,139	3.2
France	32,482,724	3.1
Sweden	26,231,703	2.5
Netherlands	18,210,332	1.8
Taiwan	16,972,267	1.6
Italy	15,487,464	1.5
Austria	11,347,589	1.1
Spain	11,143,532	1.1
Japan	10,676,264	1.0
Belgium	5,612,832	0.5
Switzerland	5,346,428	0.5
Ireland	5,062,090	0.5
Germany	4,173,147	0.4
India	3,856,843	0.4
Brazil	3,694,341	0.4
Denmark	2,184,922	0.2
Total	$1,039,839,987	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$3,248,072	$53,774,757	$(57,022,847)	$18	$-	$-	-	$52,463
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	47,753,321	(42,322,841)	-	-	5,430,480	5,430,480	9,957 ∆
Total Affiliated Investments - 0.5%
	$3,248,072	$101,528,078	$(99,345,688)	$18	$-	$5,430,480	5,430,480	$62,420

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Total return swaps:
Average notional amount	$1,144,442

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$32,221,612	$15,497,178	$-
Airlines	-	5,062,090	-
Banks	23,458,845	61,707,172	-
Beverages	9,706,140	3,439,671	-
Chemicals	7,482,129	6,024,567	-
Electronic Equipment, Instruments & Components	-	11,998,285	-
Independent Power and Renewable Electricity Producers	15,385,206	4,173,147	-
Insurance	19,999,520	9,851,433	-
Machinery	7,226,080	16,596,841	-
Oil, Gas & Consumable Fuels	35,790,212	4,101,981	-
Personal Products	-	15,974,052	-
Pharmaceuticals	20,272,219	11,874,138	-
Semiconductor & Semiconductor Equipment	120,596,397	19,208,547	-
Textiles, Apparel & Luxury Goods	7,862,697	7,144,661	-
Trading Companies & Distributors	-	10,396,620	-
All Other	530,000,447	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,788,100	-
Total Assets	$830,001,504	$209,838,483	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-35-70309 11-25